CASH AND CASH EQUIVALENTS - Disclosure of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Bank balances	$ 479,777	$ 224,994
Cash and cash equivalents	$ 479,777	$ 224,994	$ 158,638